Schedule of Investments (unaudited)
May 31, 2026
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 Western Asset California Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.7%
Education — 8.6%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$508,439
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	603,988
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	2,000,000	2,059,732
California State MFA Revenue, CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bonds, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,907,117
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/42	1,000,000	1,016,345 (a)
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/52	2,000,000	1,897,829 (a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,650,127 (a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,751,201 (a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	979,479 (a)
California State University Revenue, Systemwide, Series C	4.000%	11/1/45	2,000,000	1,986,836
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,325,663 (a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,002,926 (a)
Total Education				16,689,682
Health Care — 9.1%
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A, Refunding	4.000%	4/1/44	2,000,000	1,937,573
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,504,568
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	4,000,000	3,753,606
California State MFA Revenue:
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.625%	1/1/32	500,000	496,865 (a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.875%	1/1/42	1,500,000	1,480,861 (a)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	727,193
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	944,531
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/46	500,000	474,732 (a)
California Statewide CDA Revenue:
Front Porch Communities & Services, Refunding	5.000%	4/1/47	1,300,000	1,302,223
John Muir Health, Series A, Refunding	5.000%	12/1/49	3,750,000	3,926,504
Total Health Care				17,548,656
Housing — 0.9%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,818,276
Industrial Revenue — 30.8%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	3,900,000	4,020,202 (b)(c)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,265,116 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,900,000	3,030,741 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	6,515,000	6,613,886 (b)(c)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	1,500,000	1,584,224 (b)(c)
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	$4,000,000	$3,708,233
California State MFA Special Facility Revenue, United Airlines Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,008,677 (d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,501,161 (a)(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	2,899,137
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,643,423
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,715,187
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	7,350,000	7,799,345 (b)(c)
Southern California Public Power Authority, Natural Gas Revenue, Project No 1, Series A	5.000%	11/1/33	4,805,000	5,133,755
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 2, Series B	5.000%	6/1/48	2,620,000	2,587,469
Total Industrial Revenue				59,510,556
Leasing — 6.1%
California State Public Works Board:
Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	989,656
Various Capital Projects, Series C	5.000%	11/1/50	5,000,000	5,307,058
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	2,005,000	2,090,770
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,065,010
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	1,250,000	1,319,028
Total Leasing				11,771,522
Local General Obligation — 1.4%
Folsom Cordova, CA, USD, School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	1,410,000	1,611,998
Gilroy, CA, USD, GO, Series 2021	4.000%	8/1/44	1,000,000	994,181
Total Local General Obligation				2,606,179
Other — 2.1%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,056,005 (d)
Power — 5.4%
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	5,000,000	5,063,598
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M, Refunding	5.000%	11/15/54	5,000,000	5,265,464
Total Power				10,329,062
Pre-Refunded/Escrowed to Maturity — 0.5%
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,056,405 (d)(e)
Special Tax Obligation — 4.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	329,000	318,070
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2026 Quarterly Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
CAB, Restructured, Series A-1	0.000%	7/1/46	$2,860,000	$1,043,946
Restructured, Series A-1	4.550%	7/1/40	110,000	110,244
Restructured, Series A-1	4.750%	7/1/53	1,030,000	992,269
Restructured, Series A-1	5.000%	7/1/58	420,000	415,042
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,186,625
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.750%	9/1/52	600,000	613,705
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	750,000	786,654
Community Facilities District No 2023-1	4.500%	9/1/44	650,000	635,300
Community Facilities District No 2023-1	5.000%	9/1/48	1,650,000	1,647,825
Community Facilities District No 2023-1	5.625%	9/1/53	1,595,000	1,631,782
Total Special Tax Obligation				9,381,462
State General Obligation — 1.0%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	19,419
Restructured, Series A-1	5.625%	7/1/27	22,818	23,181
Restructured, Series A-1	5.625%	7/1/29	22,448	23,599
Restructured, Series A-1	5.750%	7/1/31	21,803	23,615
Restructured, Series A-1	4.000%	7/1/33	20,675	20,723
Restructured, Series A-1	4.000%	7/1/35	408,584	407,600
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,210,946
Restructured, Series A-1	4.000%	7/1/41	196,686	187,460
Restructured, Series A-1	4.000%	7/1/46	22,553	20,003
Subseries CW	0.000%	11/1/43	79,433	54,908 (c)
Total State General Obligation				1,991,454
Transportation — 17.3%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series C, AG	5.000%	10/1/52	2,750,000	2,834,294
California State MFA Revenue, SFMTA Potrero Yard Modernization Project, Series A	5.000%	9/1/60	2,000,000	2,070,952
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A	4.000%	1/15/46	1,000,000	972,049
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	3,300,000	3,461,386 (d)
Los Angeles, CA, Harbor Department Revenue:
Series A-1, Refunding	5.000%	8/1/34	2,000,000	2,249,622 (d)
Series A-1, Refunding	5.000%	8/1/35	2,000,000	2,220,136 (d)
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	5,250,000	5,386,982 (d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,900,000	3,084,419 (d)
Series D, Unrefunded	5.000%	5/1/48	3,000,000	3,014,047 (d)
Series E, Refunding	5.000%	5/1/35	4,750,000	4,966,415 (d)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,155,732
Total Transportation				33,416,034
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 5.6%
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bonds, Series A, BAM	4.000%	12/1/45	$3,000,000	$2,951,948
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,153,859 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Series C, Refunding	4.000%	11/1/41	1,500,000	1,542,766
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,105,820
Series 2018	5.000%	8/1/48	2,000,000	2,047,717
Total Water & Sewer				10,802,110

Total Municipal Bonds (Cost — $179,288,464)				180,977,403
Municipal Bonds Deposited in Tender Option Bond Trust(f) — 8.0%
Leasing — 8.0%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $15,803,111)	5.000%	12/1/49	14,500,000	15,384,959

Total Investments before Short-Term Investments (Cost — $195,091,575)				196,362,362
Short-Term Investments — 2.2%
Municipal Bonds — 2.2%
Education — 1.8%
California State, GO, Series C-1, LOC - TD Bank N.A.	1.200%	5/1/33	240,000	240,000 (g)(h)
Regents of the University of California, CA, General Revenue, Series AL-3, Refunding	2.300%	5/15/48	3,300,000	3,300,000 (g)(h)
Total Education				3,540,000
Transportation — 0.4%
San Francisco, CA, City & County Airport Commission of International Airport Revenue, Second Series B, LOC - Barclays Bank PLC	1.150%	5/1/58	700,000	700,000 (g)(h)

Total Short-Term Investments (Cost — $4,240,000)				4,240,000
Total Investments — 103.9% (Cost — $199,331,575)				200,602,362
TOB Floating Rate Notes — (5.0)%				(9,665,000)
Other Assets in Excess of Other Liabilities — 1.1%				2,194,863
Total Net Assets — 100.0%				$193,132,225

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2026 Quarterly Report

 Western Asset California Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
GO	—	General Obligation
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset California Municipals Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$180,977,403	—	$180,977,403
Municipal Bonds Deposited in Tender Option Bond Trust	—	15,384,959	—	15,384,959
Total Long-Term Investments	—	196,362,362	—	196,362,362
Short-Term Investments†	—	4,240,000	—	4,240,000
Total Investments	—	$200,602,362	—	$200,602,362

†	See Schedule of Investments for additional detailed categorizations.

Western Asset California Municipals Fund 2026 Quarterly Report